share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2020 Options EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments
share-based compensation
Share options granted | EquityInstruments	(3,171,600)	0
Number of share options forfeited | EquityInstruments	(156,900)
Number of share options outstanding, end of period | EquityInstruments	3,014,700
Weighted average share price of options exercised | $ / shares	$ 21.57
Weighted average share price of options forfeited | $ / shares	21.29
Weighted average share price of options outstanding, end of period | $ / shares	$ 21.59
Weighted average remaining contractual life (years)	6 years 3 months 18 days
Number of options exercisable | Options	0
Maximum
share-based compensation
Exercise period	7 years